Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 26,231,905	$ 24,744,370
Less: accumulated depreciation	(5,019,442)	(3,575,846)
Property and equipment, net	21,212,463	21,168,524
Office buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	20,628,654	20,400,547
Equipment and office furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	1,902,317	1,682,622
Office building related facility, machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	63,022	182,932
Transportation Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	707,015	710,782
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 2,930,897	$ 1,767,487